Goodwill	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Goodwill

Note 18 Goodwill

The goodwill movement is detailed as follows:

Goodwill
ThCh$
As of January 1, 2023
Historic cost	136,969,434
Book Value	136,969,434

As of December 31, 2023
Additions for business combinations (2)	2,100,677
Others increases (decreases) (1)	18,776,632
Conversion effect	(30,254,687)
Sub-Total	(9,377,378)
Book Value	127,592,056

As of December 31, 2023
Historic cost	127,592,056
Book Value	127,592,056

As of December 31, 2024
Additions for business combinations (3)	5,557,026
Others increases (decreases) (1)	29,770,740
Conversion effect	(1,336,589)
Sub-Total	33,991,177
Book Value	161,583,233

As of December 31, 2024
Historic cost	161,583,233
Book Value	161,583,233
(1)	Corresponds to the financial effect of the application IAS 29 "Financial reporting in hyperinflationary economies”.
(2)	See Note 1 - General information, letter C), number (5).
(3)	See Note 1 - General information, letter C), number (12).

For the purpose of impairment testing, goodwill acquired in a business combination is allocated as of the acquisition date to each of the CGUs, or groups of CGUs that is expected to benefit from the business combination synergies. The carrying amount of goodwill assigned to the CGUs within the Company’s segments is detailed as follows:

Segment	Cash Generating Unit	As of December 31, 2024	As of December 31, 2023
	(CGU)	ThCh$	ThCh$
Chile	Embotelladoras Chilenas Unidas S.A.	25,257,686	25,257,686
	Manantial S.A.	8,879,245	8,879,245
	Compañía Pisquera de Chile S.A.	9,808,550	9,808,550
	Los Huemules S.R.L.	480	509
	D&D SpA. (1)	2,100,677	2,100,677
	Cervecera Guayacán SpA.	456,007	456,007
	Cervecería Szot SpA. (2)	-	202,469
	Sub-Total	46,502,645	46,705,143
International Business	CCU Argentina S.A. and subsidiaries	54,647,107	27,727,792
	Aguas de Origen S.A. (3)	5,557,026	-
	Marzurel S.A. and Milotur S.A.	5,186,877	5,155,840
	Bebidas del Paraguay S.A. and Distribuidora del Paraguay S.A.	5,702,154	5,401,679
	Bebidas Bolivianas BBO S.A.	11,571,280	10,185,458
	Sub-Total	82,664,444	48,470,769
Wines	Viña San Pedro Tarapacá S.A.	32,416,144	32,416,144
	Sub-Total	32,416,144	32,416,144
Total		161,583,233	127,592,056
(1)	See Note 1 - General information, letter C), number (5).
(2)	See Note 1 - General information, letter C), number (10).
(3)	See Note 1 - General information, letter C), number (12).

Goodwill assigned to the CGUs is subject to impairment test on an annually basis or more frequently if there are signs of potential impairment. These signs may include a significant change in the economic environment that could affect the business scenario, new legal provisions, operational performance indicators or the disposal of an important part of a CGU. The impairment loss is recognized for the amount by which the carrying amount of the CGU exceeds its recoverable amount. The recoverable value of each CGU is determined as the highest amount between its value in use and its fair value minus the cost of selling. The management considers that the value in use approach, determined by a discounted cash flows model, is the most reliable method to determine the recoverable values of the CGU.

The following table shows the most relevant inputs for each CGU in where there is a relevant Goodwill and/or Intangible assets with indefinite useful life assigned:

	Chile	Argentina	Uruguay	Paraguay	Bolivia

Estimated CAPEX for the year 2025 M$	145,087	32,089	2,553	10,367	3,364
Perpetual growth	3.00%	4.00%	5.00%	4.00%	4.38%
Discount rate	8.26%	20.03%	9.26%	10.71%	15.91%

The following describes some considerations applied when determining the corresponding values in use of the CGUs that have Goodwill and/or Intangible assets with indefinite useful life assigned:

Projection period: A five-year horizon is considered for all units/brands. An exceptionally longer period of time (no longer than ten years), is considered for those units/brands that require a longer maturation period.

Cash Flows: To determine the value in use, the Company has used cash flows projections in line with the time horizon described above, based on budgets, strategic plans and projections reviewed by management for the same period of time. Given the maturity of our business, these budgets have been historicaly consistent with the results.

Management’s cash flows projection included significant judgements and assumptions relating to perpetual growth rates and discount rates.

Perpetual growth: Although the Company expects a higher volume and price growth in the medium and long term, a nominal growth of 3% has been assumed for the perpetuity in Chilean units, which is a conservative assumption considering the historical capacity and nature of the business where the company operates. In the case of Uruguay a perpetuity rate of 5% is used, consistent with the expected long-term growth for this country. For Paraguay a perpetuity rate of 4.0% equivalent to long-term inflation of the country. For Bolivia a perpetuity rate of 4.4% equivalent to long-term inflation of the country plus a percentage of the potential long-term GDP are used. In the case of Argentina, a perpetuity rate of 4% are used respectively, which are composed by the average inflation rate of the United States of America, plus a percentage of the potential long-term GDP in each country.

Discount rate: Corresponds to the nominal WACC (Weighted Average Cost of Capital) rate of each country.

Based on the sensitivities calculated based on the discount rate and perpetual growth variables, management determines that no reasonably possible change in the assumptions tested would cause the carrying value to exceed the recoverable amount. In relation to goodwill as of December 31, 2024, management has not evidenced any indications of impairment.